EMPLOYEE BENEFITS (Schedule of Composition) (Details) ₪ in Thousands, $ in Thousands		Dec. 31, 2018 USD ($)	Dec. 31, 2018 ILS (₪)	Dec. 31, 2017 ILS (₪)
Post-Employment Benefits:
Benefits to retirees | ₪			₪ 836	₪ 1,148
Short term employee benefits:
Accrued payroll and related expenses | ₪			1,954	1,575
Short term absence compensation | ₪			623	572
Total Short term employee benefits | ₪			₪ 2,577	₪ 2,147
US Dollars [Member]
Post-Employment Benefits:
Benefits to retirees | $	[1]	$ 223
Short term employee benefits:
Accrued payroll and related expenses | $		521
Short term absence compensation | $		167
Total Short term employee benefits | $	[1]	$ 688

[1]	Convenience Translation into US Dollars.